UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.2%
Bangladesh - 2.4%
Bangladesh Steel Re-Rolling Mills, Ltd.	189,699	307,959
Square Pharmaceuticals, Ltd.	436,237	1,382,527
Total Bangladesh		1,690,486
Chile - 1.1%
Cencosud SA	122,524	343,891
S.A.C.I. Falabella	52,723	417,157
Total Chile		761,048
Colombia - 0.4%
Ecopetrol SA(a)	534,280	245,605
Czech Republic - 0.4%
CEZ AS	17,321	290,735
Indonesia - 9.9%
PT Astra International Tbk	2,175,773	1,336,390
PT Bank Central Asia Tbk	1,327,261	1,527,003
PT Bank Mandiri Persero Tbk	1,010,697	868,348
PT Bank Rakyat Indonesia Persero Tbk	1,164,132	1,008,814
PT Gudang Garam Tbk	50,042	237,349
PT Telekomunikasi Indonesia Persero Tbk	5,457,630	1,612,274
PT Unilever Indonesia Tbk	123,889	356,793
Total Indonesia		6,946,971
Kenya - 2.8%
Equity Group Holdings, Ltd.	2,289,353	670,251
Safaricom, Ltd.	6,885,329	1,286,757
Total Kenya		1,957,008
Malaysia - 10.9%
Axiata Group Bhd	492,900	518,611
CIMB Group Holdings Bhd	614,600	617,888
DiGi.Com Bhd	404,100	435,088
IHH Healthcare Bhd	302,500	428,193
Malayan Banking Bhd	607,100	1,109,724
MISC Bhd	159,500	261,330
Petronas Chemicals Group Bhd	311,900	485,301
Petronas Gas Bhd	85,700	406,913
Public Bank Bhd	336,520	1,479,308
Sime Darby Bhd	374,100	675,481
Tenaga Nasional Bhd	381,800	1,183,018
Total Malaysia		7,600,855
Mexico - 14.8%
Alfa SAB de CV Class A	284,683	355,137
America Movil SAB de CV Series L	2,968,142	1,877,285
Arca Continental SAB de CV	28,684	150,469
Cemex SAB de CV Series CPO(a)	1,285,869	1,032,365
Fomento Economico Mexicano SAB de CV Series UBD	217,528	1,664,813
Grupo Bimbo SAB de CV Series A	189,370	432,118
Grupo Financiero Banorte SAB de CV Class O	228,930	1,136,788
Grupo Financiero Inbursa SAB de CV Class O	208,026	316,762
Grupo Mexico SAB de CV Series B	392,769	1,075,842
Grupo Televisa SAB Series CPO	250,343	1,051,364
Industrias Penoles SAB de CV	12,802	239,902
Wal-Mart de Mexico SAB de CV	565,680	1,017,326
Total Mexico		10,350,171
Morocco - 4.0%
Attijariwafa Bank	34,675	1,414,957
Maroc Telecom	100,919	1,415,917
Total Morocco		2,830,874
Nigeria - 5.9%
Guaranty Trust Bank PLC	17,905,806	1,404,132
Nigerian Breweries PLC	2,976,374	1,398,418
Zenith Bank PLC	29,038,959	1,359,847
Total Nigeria		4,162,397

Issuer	Shares	Value ($)

Common Stocks (continued)
Oman - 2.1%
Bank Muscat SAOG	1,172,885	1,437,740
Philippines - 4.4%
Ayala Corp.	26,160	384,408
Ayala Land, Inc.	333,700	214,803
BDO Unibank, Inc.	157,900	356,059
JG Summit Holdings, Inc.	333,520	453,862
PLDT, Inc.	4,875	133,857
SM Investments Corp.	51,714	681,371
SM Prime Holdings, Inc.	1,000,700	570,679
Universal Robina Corp.	94,490	310,769
Total Philippines		3,105,808
Poland - 3.0%
Bank Pekao SA	16,926	510,095
Polski Koncern Naftowy Orlen SA	34,736	709,815
Polskie Gornictwo Naftowe i Gazownictwo SA	188,651	254,439
Powszechna Kasa Oszczednosci Bank Polski SA(a)	93,396	629,606
Total Poland		2,103,955
Qatar - 0.7%
Qatar National Bank SAQ	11,368	508,554
Romania - 1.9%
Banca Transilvania SA	2,387,653	1,322,254
South Africa - 15.5%
Aspen Pharmacare Holdings, Ltd.	30,629	635,157
Barclays Africa Group, Ltd.	36,136	445,761
FirstRand, Ltd.	258,424	1,004,783
MTN Group, Ltd.	149,691	1,381,098
Naspers, Ltd. N Shares	14,986	2,207,178
Nedbank Group, Ltd.	18,302	318,702
Remgro, Ltd.	45,116	735,877
Sanlam, Ltd.	149,602	688,114
Sasol, Ltd.	47,124	1,374,608
Shoprite Holdings, Ltd.	36,968	463,512
Standard Bank Group, Ltd.	102,646	1,139,052
Vodacom Group, Ltd.	43,129	480,648
Total South Africa		10,874,490
Thailand - 8.2%
Advanced Info Service PCL NVDR	128,600	527,896
Airports of Thailand PCL NVDR	46,400	515,692
Bangkok Dusit Medical Services PCL NVDR	933,400	602,101
CP ALL PCL NVDR	567,000	989,584
PTT Exploration & Production PCL NVDR	149,300	401,283
PTT PCL NVDR	154,000	1,599,754
Siam Commercial Bank PCL NVDR	260,000	1,107,217
Total Thailand		5,743,527
Turkey - 2.6%
Akbank TAS	220,896	491,076
KOC Holding AS	68,650	269,323
Turk Telekomunikasyon AS	56,850	85,333
Turkcell Iletisim Hizmetleri AS(a)	85,762	237,713
Turkiye Garanti Bankasi AS	227,401	492,607
Turkiye Is Bankasi Class C	146,157	215,230
Total Turkey		1,791,282
United Arab Emirates - 3.0%
Emaar Properties PJSC	379,957	737,590
Emirates Telecommunications Group Co. PJSC	188,377	964,221
First Gulf Bank PJSC	121,836	426,255
Total United Arab Emirates		2,128,066
Vietnam - 5.2%
Hoa Phat Group JSC	410,721	778,297
Saigon Securities, Inc.	348,520	299,987
Vietnam Dairy Products JSC	226,700	1,250,429
Vingroup JSC(a)	728,692	1,344,037
Total Vietnam		3,672,750

Value ($)
Total Investments
(Cost: $83,196,087)(b)	69,524,576(c)
Other Assets & Liabilities, Net	528,984
Net Assets	70,053,560

Notes to Portfolio of Investments

(a)            Non-income producing security.

(b)            At December 31, 2016, the cost of securities for federal income tax purposes was approximately $83,196,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,160,000
Unrealized Depreciation	(16,831,000)
Net Unrealized Depreciation	$(13,671,000)

(c)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR       Non-Voting Depositary Receipts

PJSC        Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•              Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board, the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss

Fair Value Measurements (continued)

additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	69,524,576	—	—	69,524,576

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 98.6%

Brazil - 14.2%
Ambev SA	22,658	114,171
Banco Bradesco SA Preference Shares	8,169	72,787
Banco do Brasil SA	5,075	43,800
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,271	41,931
BRF SA	5,266	78,067
CETIP SA	3,168	43,412
Cia Brasileira de Distribuicao Preference Shares	1,889	31,776
Cielo SA	4,967	42,563
Itau Unibanco Holding SA Preference Shares	23,026	239,478
Itausa - Investimentos Itau SA Preference Shares	43,535	110,754
Kroton Educacional SA	12,411	50,831
Petroleo Brasileiro SA Preference Shares(a)	55,581	253,937
Telefonica Brasil SA Preference Shares	5,037	68,219
Ultrapar Participacoes SA	2,334	49,087
Vale SA Preference Shares	27,485	197,099
Total Brazil		1,437,912
Chile - 1.1%
Cencosud SA	13,758	38,615
Cia Cervecerias Unidas SA	3,392	35,425
Empresas COPEC SA	4,388	42,049
Total Chile		116,089
India - 11.6%
HDFC Bank, Ltd. ADR	5,624	341,264
ICICI Bank, Ltd. ADR	37,953	284,268
Infosys, Ltd. ADR	18,203	269,951
Tata Motors, Ltd. ADR	8,115	279,075
Total India		1,174,558
Indonesia - 3.7%
PT Astra International Tbk	131,076	80,509
PT Bank Central Asia Tbk	114,144	131,322
PT Bank Mandiri Persero Tbk	97,928	84,135
PT Telekomunikasi Indonesia Persero Tbk	284,518	84,051
Total Indonesia		380,017
Malaysia - 2.7%
IHH Healthcare Bhd	90,500	128,104
Sime Darby Bhd	25,700	46,404
Tenaga Nasional Bhd	32,100	99,463
Total Malaysia		273,971
Mexico - 6.6%
Alfa SAB de CV Class A	42,357	52,840
Cemex SAB de CV Series CPO(a)	107,996	86,705
Coca-Cola Femsa SAB de CV Series L	15,613	99,560
Fibra Uno Administracion SA de CV	22,417	34,559
Fomento Economico Mexicano SAB de CV Series UBD	5,296	40,532
Grupo Bimbo SAB de CV Series A	33,673	76,837
Grupo Mexico SAB de CV Series B	38,911	106,582
Grupo Televisa SAB Series CPO	20,615	86,577
Wal-Mart de Mexico SAB de CV	47,302	85,068
Total Mexico		669,260
Peru - 0.7%
Credicorp, Ltd.	252	39,781
Southern Copper Corp.	1,093	34,910
Total Peru		74,691
Philippines - 1.4%
JG Summit Holdings, Inc.	39,150	53,276
PLDT, Inc.	1,620	44,482
SM Investments Corp.	3,380	44,534
Total Philippines		142,292
Poland - 2.0%
Powszechna Kasa Oszczednosci Bank Polski SA(a)	15,573	104,981
Powszechny Zaklad Ubezpieczen SA	12,258	97,523
Total Poland		202,504

Issuer	Shares	Value ($)

Common Stocks (continued)

Russia - 4.6%
Gazprom PJSC ADR	21,697	109,570
LUKOIL PJSC ADR	3,730	209,253
Sberbank of Russia PJSC ADR	13,165	152,385
Total Russia		471,208
South Africa - 10.3%
Aspen Pharmacare Holdings, Ltd.	2,982	61,838
Bid Corp., Ltd.	7,193	128,948
Bidvest Group, Ltd. (The)	7,392	97,974
FirstRand, Ltd.	11,625	45,199
MTN Group, Ltd.	8,831	81,478
Naspers, Ltd. N Shares	1,214	178,801
Redefine Properties, Ltd.	45,487	37,221
Remgro, Ltd.	2,971	48,459
Sanlam, Ltd.	14,118	64,938
Sasol, Ltd.	3,576	104,312
Standard Bank Group, Ltd.	6,084	67,514
Steinhoff International Holdings NV	24,098	125,609
Total South Africa		1,042,291
South Korea - 19.0%
Amorepacific Corp.(a)	134	35,669
Celltrion, Inc.(a)	941	83,658
Hana Financial Group, Inc.	1,651	42,717
Hyundai Motor Co.	1,223	147,837
KB Financial Group, Inc.(a)	4,167	147,663
Kia Motors Corp.(a)	2,800	90,992
Korea Electric Power Corp.(a)	2,277	83,045
KT&G Corp.(a)	877	73,338
LG Chem, Ltd.(a)	210	45,380
LG Household & Health Care, Ltd.(a)	35	24,834
NAVER Corp.(a)	127	81,491
POSCO	532	113,421
Samsung C&T Corp.(a)	479	49,772
Samsung Electronics Co., Ltd.	351	523,681
Samsung Fire & Marine Insurance Co., Ltd.(a)	143	31,790
Shinhan Financial Group Co., Ltd.(a)	3,991	149,522
SK Hynix, Inc.(a)	3,351	124,019
SK Telecom Co., Ltd.	449	83,272
Total South Korea		1,932,101
Taiwan - 14.5%
Advanced Semiconductor Engineering, Inc.	42,295	43,373
Cathay Financial Holding Co., Ltd.	53,376	79,826
China Steel Corp.	119,717	91,564
Chunghwa Telecom Co., Ltd.	33,097	104,234
CTBC Financial Holding Co., Ltd.	98,687	54,045
Far Eastern New Century Corp.	98,396	73,883
Formosa Chemicals & Fibre Corp.	17,005	50,811
Formosa Plastics Corp.	36,822	101,912
Hon Hai Precision Industry Co., Ltd.	62,262	162,663
MediaTek, Inc.	8,805	59,148
Nan Ya Plastics Corp.	52,044	114,975
President Chain Store Corp.	14,007	100,395
Taiwan Semiconductor Manufacturing Co., Ltd.	77,416	435,974
Total Taiwan		1,472,803
Thailand - 4.2%
Airports of Thailand PCL NVDR	6,500	72,241
BTS Group Holdings PCL NVDR	274,100	65,443
CP ALL PCL NVDR	27,700	48,345
PTT PCL	7,600	78,949
Siam Cement PCL (The)	4,600	63,713
Siam Commercial Bank PCL (The)	22,100	94,114
Total Thailand		422,805

Issuer	Shares	Value ($)

Common Stocks (continued)
Turkey - 2.0%
Haci Omer Sabanci Holding AS	22,064	57,393
Turkiye Garanti Bankasi AS	35,630	77,183
Turkiye Is Bankasi Class C	43,485	64,036
Total Turkey		198,612
Total Common Stocks
(Cost: $9,477,489)		10,011,114

Rights - 0.0%
Taiwan - 0.0%
Cathay Financial Holding Co., Ltd., expiring 1/09/17(a)(b)(c)	2,832	0
Total Rights (Cost: $0)		0
Total Investments
(Cost: $9,477,489)(d)		10,011,114(e	)
Other Assets & Liabilities, Net		145,155
Net Assets		10,156,269

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(d)

At December 31, 2016, the cost of securities for federal income tax purposes was approximately $9,477,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,063,000
Unrealized Depreciation	(529,000)
Net Unrealized Appreciation	$534,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board, the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	10,011,114	—	—	10,011,114
Rights	—	—	0(a)	0(a)

(a)  Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer and the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.6%
Brazil - 18.3%
Ambev SA	48,078	242,259
Banco Bradesco SA Preference Shares	28,167	250,973
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	48,872	247,761
BRF SA	16,550	245,349
Itausa - Investimentos Itau SA Preference Shares	98,438	250,428
JBS SA	68,475	239,842
Kroton Educacional SA	59,036	241,789
Lojas Renner SA	35,762	254,587
WEG SA	51,801	246,694
Total Brazil		2,219,682
Chile - 2.0%
Aguas Andinas SA Class A	459,367	239,174
Hong Kong - 5.8%
CLP Holdings, Ltd.	25,291	232,420
Hong Kong & China Gas Co., Ltd.	133,584	236,735
Hong Kong Exchanges & Clearing, Ltd.	10,081	238,205
Total Hong Kong		707,360
Indonesia - 8.2%
PT Bank Rakyat Indonesia Persero Tbk	290,694	251,909
PT Hanjaya Mandala Sampoerna Tbk	871,003	247,611
PT Surya Citra Media Tbk	1,147,885	238,566
PT Telekomunikasi Indonesia Persero Tbk	858,563	253,634
Total Indonesia		991,720
Kenya - 1.9%
Safaricom, Ltd.	1,234,394	230,688
Malaysia - 9.8%
AirAsia Bhd	456,200	232,880
Axiata Group Bhd	233,800	245,995
Maxis Bhd	177,100	236,081
Petronas Chemicals Group Bhd	152,300	236,971
Public Bank Bhd	53,500	235,181
Total Malaysia		1,187,108
Philippines - 1.9%
Aboitiz Power Corp.	282,600	237,052
South Africa - 10.2%
Netcare, Ltd.	107,376	250,007
Sasol, Ltd.	8,286	241,703
Standard Bank Group, Ltd.	22,155	245,852
Truworths International, Ltd.	42,568	248,000
Woolworths Holdings, Ltd.	48,518	251,974
Total South Africa		1,237,536
Taiwan - 17.7%
Cathay Financial Holding Co., Ltd.	161,909	242,142
Chunghwa Telecom Co., Ltd.	74,696	235,243
Formosa Plastics Corp.	88,260	244,277
Hon Hai Precision Industry Co., Ltd.	91,608	239,331
Nan Ya Plastics Corp.	107,987	238,564
Pegatron Corp.	99,150	236,884
Taiwan Mobile Co., Ltd.	74,041	238,923
Taiwan Semiconductor Manufacturing Co., Ltd.	42,147	237,354
Uni-President Enterprises Corp.	144,128	238,805
Total Taiwan		2,151,523
Thailand - 17.9%
Advanced Info Service PCL NVDR	58,400	239,729
Airports of Thailand PCL NVDR	21,700	241,175
Berli Jucker PCL NVDR	171,300	240,371
CP ALL PCL NVDR	139,600	243,644
Home Product Center PCL NVDR	854,800	243,475
Intouch Holdings PCL NVDR	171,800	238,674
Robinson Department Store PCL NVDR	140,500	249,138
Thai Beverage PCL	402,500	236,814
Thai Union Group PCL NVDR	414,800	243,247
Total Thailand		2,176,267

Issuer	Shares	Value ($)

Common Stocks (continued)
Turkey - 4.0%
KOC Holding AS	62,378	244,717
Turkiye Sise ve Cam Fabrikalari AS	227,911	248,152
Total Turkey		492,869
United Arab Emirates - 1.9%
Emaar Properties PJSC	119,951	232,854
Total Common Stocks
(Cost: $12,815,948)		12,103,833

Rights - 0.0%
Taiwan - 0.0%
Cathay Financial Holding Co., Ltd., expiring 1/09/17(a)(b)(c)	12,841	0
Total Rights (Cost: $0)		0
Total Investments
(Cost: $12,815,948)(d)		12,103,833(e	)
Other Assets & Liabilities, Net		46,784
Net Assets		12,150,617

(a)	Negligible market value.
(b)	Non-income producing security.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(d)

At December 31, 2016, the cost of securities for federal income tax purposes was approximately $12,816,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$440,000
Unrealized Depreciation	(1,152,000)
Net Unrealized Depreciation	$(712,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board, the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	12,103,833	—	—	12,103,833
Rights	—	—	0(a)	0(a)

(a)  Round to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer and the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia EM Strategic Opportunities ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.5%
Brazil - 8.5%
Ambev SA ADR	85,954	422,034
BRF SA ADR	12,341	182,153
Telefonica Brasil SA ADR	9,119	122,013
Total Brazil		726,200
China - 24.4%
Belle International Holdings, Ltd.	121,798	68,494
BYD Co., Ltd. Class H	12,522	65,976
China Mengniu Dairy Co., Ltd.	54,997	105,977
China Mobile, Ltd.	39,087	414,406
China Telecom Corp., Ltd. Class H	304,658	140,675
China Unicom Hong Kong, Ltd.	133,265	155,212
Ctrip.com International, Ltd. ADR(a)	6,922	276,880
Guangdong Investment, Ltd.	62,466	82,502
Hengan International Group Co., Ltd.	15,530	114,074
JD.com, Inc. ADR(a)	15,657	398,314
New Oriental Education & Technology Group, Inc. ADR(a)	2,360	99,356
Sinopharm Group Co., Ltd. Class H	26,213	108,021
Vipshop Holdings, Ltd. ADR(a)	6,562	72,248
Total China		2,102,135
Hong Kong - 1.3%
WH Group, Ltd.(b)	142,416	115,172
India - 14.4%
Bharti Airtel, Ltd.	29,034	130,753
Hindustan Unilever, Ltd.	14,485	176,362
ITC, Ltd.	58,970	209,962
Lupin, Ltd.	4,866	106,608
Mahindra & Mahindra, Ltd.	5,555	96,965
NTPC, Ltd.	43,555	105,727
Sun Pharmaceutical Industries, Ltd.	23,762	220,570
Tata Motors, Ltd. ADR	3,686	126,761
Zee Entertainment Enterprises, Ltd.	9,993	66,706
Total India		1,240,414
Indonesia - 6.3%
PT Astra International Tbk	369,500	226,952
PT Telekomunikasi Indonesia Persero Tbk ADR	10,773	314,141
Total Indonesia		541,093
Malaysia - 4.0%
Axiata Group Bhd	71,100	74,809
IHH Healthcare Bhd	56,200	79,552
Tenaga Nasional Bhd	59,700	184,982
Total Malaysia		339,343
Mexico - 12.0%
America Movil SAB de CV Class L ADR	26,807	336,964
Fomento Economico Mexicano SAB de CV ADR	4,331	330,065
Grupo Televisa SAB ADR	8,985	187,697
Wal-Mart de Mexico SAB de CV	99,157	178,325
Total Mexico		1,033,051
Russia - 4.2%
Magnit PJSC GDR	5,849	258,234
Mobile TeleSystems PJSC ADR	11,021	100,401
Total Russia		358,635
South Africa - 20.2%
Aspen Pharmacare Holdings, Ltd.	7,132	147,897
Mediclinic International PLC	7,789	74,045
Mr Price Group, Ltd.	4,673	54,521
MTN Group, Ltd.	34,173	315,291
Naspers, Ltd. N Shares	2,943	433,453
Shoprite Holdings, Ltd.	7,668	96,143
Steinhoff International Holdings NV	59,217	308,665
Tiger Brands, Ltd.	3,698	107,581
Vodacom Group, Ltd.	11,134	124,082
Woolworths Holdings, Ltd.	15,085	78,343
Total South Africa		1,740,021

Issuer	Shares	Value ($)

Common Stocks (continued)
Thailand - 4.2%
Advanced Info Service PCL	23,600	96,877
CP ALL PCL NVDR	89,600	156,379
Thai Beverage PCL	188,400	110,846
Total Thailand		364,102
Total Investments
(Cost: $10,132,516)(c)		8,560,166(d)
Other Assets & Liabilities, Net		44,335
Net Assets		8,604,501

Notes to Portfolio of Investments

(a)                    Non-income producing security.

(b)                    Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2016, the value of this security amounted to $115,172, or 1.34% of net assets.

(c)                    At December 31, 2016, the cost of securities for federal income tax purposes was approximately $10,133,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$335,000
Unrealized Depreciation	(1,908,000)
Net Unrealized Depreciation	$(1,573,000)

(d)                    Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR           American Depositary Receipts

GDR          Global Depositary Receipts

NVDR    Non-Voting Depositary Receipts

PJSC       Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board, the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing

Fair Value Measurements (continued)

methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets($)	Level 2 Other Significant Observable Inputs ($	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	8,560,166	—	—	8,560,166

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Consumer ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.8%
Brazil - 10.7%
Ambev SA ADR	7,163,538	35,172,972
BRF SA ADR	1,413,442	20,862,404
Lojas Renner SA	2,054,163	14,623,454
Total Brazil		70,658,830
Chile - 3.1%
S.A.C.I. Falabella	2,547,484	20,156,306
China - 20.1%
Belle International Holdings, Ltd.	21,671,729	12,187,142
China Mengniu Dairy Co., Ltd.	7,717,800	14,871,882
Ctrip.com International, Ltd. ADR(a)	693,593	27,743,720
Hengan International Group Co., Ltd.	2,112,774	15,519,173
JD.com, Inc. ADR(a)	1,449,375	36,872,100
Vipshop Holdings, Ltd. ADR(a)	1,147,988	12,639,348
Want Want China Holdings, Ltd.	20,539,536	13,166,454
Total China		132,999,819
India - 14.0%
Hindustan Unilever, Ltd.	1,684,234	20,506,362
ITC, Ltd.	6,568,469	23,386,924
Maruti Suzuki India, Ltd.	280,674	21,998,812
Tata Motors, Ltd. ADR	765,690	26,332,079
Total India		92,224,177
Indonesia - 3.9%
PT Astra International Tbk	42,285,343	25,972,256
Malaysia - 1.9%
Genting Bhd	6,851,662	12,218,746
Mexico - 11.1%
Fomento Economico Mexicano SAB de CV Series UBD	3,924,037	30,031,935
Grupo Televisa SAB Series CPO	5,443,299	22,860,191
Wal-Mart de Mexico SAB de CV	11,353,669	20,418,583
Total Mexico		73,310,709
Philippines - 2.6%
SM Investments Corp.	1,308,802	17,244,462
Russia - 4.0%
Magnit PJSC GDR	599,749	26,478,918
South Africa - 23.1%
Mr Price Group, Ltd.	962,215	11,226,428
Naspers, Ltd. N Shares	459,143	67,623,790
Shoprite Holdings, Ltd.	1,101,301	13,808,342
Steinhoff International Holdings NV(a)	5,854,044	30,513,803
Tiger Brands, Ltd.	533,329	15,515,486
Woolworths Holdings, Ltd.	2,718,301	14,117,275
Total South Africa		152,805,124
Thailand - 5.3%
CP ALL PCL	11,124,483	19,415,540
Thai Beverage PCL	26,340,100	15,497,394
Total Thailand		34,912,934
Total Investments
(Cost: $711,161,384)(b)		658,982,281(c)
Other Assets & Liabilities, Net		1,382,154
Net Assets		660,364,435

Notes to Portfolio of Investments

(a)                    Non-income producing security.

(b)                    At December 31, 2016, the cost of securities for federal income tax purposes was approximately $711,161,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,296,000
Unrealized Depreciation	(122,475,000)
Net Unrealized Depreciation	$(52,179,000)

(c)                    Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipts

GDR        Global Depositary Receipts

PJSC       Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	658,982,281	—	—	658,982,281

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Core ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.6%
Brazil - 8.6%
Ambev SA ADR	11,255	55,262
Banco Bradesco SA Preference Shares ADR	6,570	57,225
BRF SA ADR	3,682	54,346
CPFL Energia SA ADR	3,858	59,413
Itau Unibanco Holding SA Preference Shares ADR	5,501	56,550
Petroleo Brasileiro SA ADR(a)	5,078	51,339
Vale SA ADR	5,985	45,606
Total Brazil		379,741
Chile - 1.2%
S.A.C.I. Falabella	6,829	54,033
China - 13.4%
AAC Technologies Holdings, Inc.	1,762	16,011
Alibaba Group Holding, Ltd. ADR(a)	192	16,860
Baidu, Inc. ADR(a)	102	16,770
Bank of China, Ltd. Class H	38,359	17,020
Belle International Holdings, Ltd.	29,224	16,434
China Communications Construction Co., Ltd. Class H	15,000	17,258
China Construction Bank Corp. Class H	23,398	18,017
China Everbright International, Ltd.	14,866	16,854
China Life Insurance Co., Ltd. ADR	1,228	15,804
China Mobile, Ltd. ADR	308	16,148
China Overseas Land & Investment, Ltd.	5,460	14,472
China Pacific Insurance Group Co., Ltd. Class H	4,512	15,742
China Railway Signal & Communication Corp., Ltd. Class H(b)	22,950	16,547
China Resources Land, Ltd.	6,804	15,305
China Unicom Hong Kong, Ltd. ADR	1,474	17,025
CITIC, Ltd.	10,921	15,635
CNOOC, Ltd.	13,712	17,155
Ctrip.com International, Ltd. ADR(a)	419	16,760
Guangdong Investment, Ltd.	12,000	15,849
Haitong Securities Co., Ltd. Class H	9,368	16,070
Hengan International Group Co., Ltd.	2,472	18,158
Industrial and Commercial Bank of China, Ltd. Class H	28,321	16,986
JD.com, Inc. ADR(a)	610	15,518
Lenovo Group, Ltd.	28,216	17,105
NetEase, Inc. ADR	86	18,519
New Oriental Education & Technology Group, Inc. ADR(a)	424	17,850
PICC Property & Casualty Co., Ltd. Class H	10,364	16,148
Ping An Insurance Group Co. of China, Ltd. Class H	3,124	15,634
Semiconductor Manufacturing International Corp.(a)	13,327	20,936
Shenzhou International Group Holdings, Ltd.	3,000	18,979
Sinopharm Group Co., Ltd. Class H	3,675	15,144
Tencent Holdings, Ltd.	715	17,494
Want Want China Holdings, Ltd.	27,150	17,404
Xinyi Solar Holdings, Ltd.(a)	53,066	17,248
ZTE Corp. Class H	10,909	18,967
Total China		589,826
Hong Kong - 1.1%
Alibaba Pictures Group, Ltd.(a)	92,521	15,036
GCL-Poly Energy Holdings, Ltd.(a)	132,426	15,885
Haier Electronics Group Co., Ltd.	10,292	16,195
Hanergy Thin Film Power Group, Ltd.(a) (c)	60,421	604
Total Hong Kong		47,720

Issuer	Shares	Value ($)

Common Stocks (continued)
India - 15.2%
Adani Ports and Special Economic Zone, Ltd.	10,080	39,870
Dr. Reddy’s Laboratories, Ltd.	877	39,546
Hindustan Unilever, Ltd.	3,346	40,739
Housing Development Finance Corp., Ltd.	2,207	41,057
Infosys, Ltd. ADR	2,859	42,399
ITC, Ltd.	12,274	43,701
Larsen & Toubro, Ltd.	2,064	41,028
Lupin, Ltd.	1,853	40,597
Mahindra & Mahindra, Ltd.	2,359	41,177
Maruti Suzuki India, Ltd.	546	42,795
NTPC, Ltd.	17,125	41,570
Reliance Industries, Ltd.	2,794	44,559
Sun Pharmaceutical Industries, Ltd.	4,207	39,051
Tata Consultancy Services, Ltd.	1,294	45,101
Tata Motors, Ltd. ADR	1,300	44,707
Zee Entertainment Enterprises, Ltd.	6,326	42,228
Total India		670,125
Indonesia - 3.7%
PT Astra International Tbk	94,214	57,868
PT Telekomunikasi Indonesia Persero Tbk ADR	1,830	53,363
PT Unilever Indonesia Tbk	17,729	51,058
Total Indonesia		162,289
Malaysia - 6.1%
Genting Bhd	30,400	54,213
Genting Malaysia Bhd	52,100	53,192
IHH Healthcare Bhd	38,100	53,931
Sime Darby Bhd	30,100	54,349
Tenaga Nasional Bhd	17,500	54,224
Total Malaysia		269,909
Mexico - 14.7%
Alfa SAB de CV Class A	41,116	51,292
America Movil SAB de CV Class L ADR	4,427	55,647
Cemex SAB de CV Series CPO(a)	64,685	51,933
Fibra Uno Administracion SA de CV	34,650	53,418
Fomento Economico Mexicano SAB de CV ADR	720	54,871
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,503	53,813
Grupo Aeroportuario del Sureste SAB de CV Class B	3,715	53,858
Grupo Mexico SAB de CV Series B	18,289	50,096
Grupo Televisa SAB ADR	2,669	55,755
Kimberly-Clark de Mexico SAB de CV Class A	31,495	57,084
Megacable Holdings SAB de CV Series CPO	17,171	57,852
Wal-Mart de Mexico SAB de CV	29,421	52,911
Total Mexico		648,530
Peru - 1.2%
Southern Copper Corp.	1,567	50,050
Philippines - 5.0%
Ayala Land, Inc.	83,400	53,685
Jollibee Foods Corp.	13,020	50,810
SM Investments Corp.	4,240	55,865
SM Prime Holdings, Inc.	100,200	57,142
Total Philippines		217,502
Poland - 2.5%
Cyfrowy Polsat SA(a)	9,057	53,375
Powszechny Zaklad Ubezpieczen SA	7,218	57,425
Total Poland		110,800
Russia - 5.2%
Gazprom PJSC ADR	11,496	58,055
LUKOIL PJSC ADR	1,070	60,027
Magnit PJSC GDR	1,328	58,631
MMC Norilsk Nickel PJSC ADR	3,103	52,099
Total Russia		228,812

Issuer	Shares	Value ($)

Common Stocks (continued)
South Africa - 15.4%
Aspen Pharmacare Holdings, Ltd.	2,524	52,340
FirstRand, Ltd.	13,181	51,249
Mediclinic International PLC	5,681	54,006
MTN Group, Ltd.	5,995	55,312
Naspers, Ltd. N Shares	354	52,138
Netcare, Ltd.	22,465	52,306
Remgro, Ltd.	3,250	53,010
Sanlam, Ltd.	11,279	51,879
Sasol, Ltd. ADR	1,824	52,148
Shoprite Holdings, Ltd.	3,638	45,614
Steinhoff International Holdings NV	9,827	51,223
Tiger Brands, Ltd.	1,772	51,551
Woolworths Holdings, Ltd.	10,676	55,445
Total South Africa		678,221
Thailand - 3.8%
Airports of Thailand PCL NVDR	4,900	54,459
CP ALL PCL NVDR	32,700	57,071
Siam Cement PCL NVDR	4,100	56,788
Total Thailand		168,318
Turkey - 1.2%
Haci Omer Sabanci Holding AS	20,856	54,251
United Arab Emirates - 1.3%
Emaar Properties PJSC	28,008	54,370
Total Investments
(Cost: $4,524,978)(d)		4,384,497(e)
Other Assets & Liabilities, Net		19,084
Net Assets		4,403,581

Notes to Portfolio of Investments

(a)                    Non-income producing security.

(b)                    Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2016, the value of this security amounted to $16,547, or 0.38% of net assets.

(c)                    Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2016, the value of these securities amounted to $604, which represents 0.01% of net assets.

(d)                    At December 31, 2016, the cost of securities for federal income tax purposes was approximately $4,525,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$358,000
Unrealized Depreciation	(499,000)
Net Unrealized Depreciation	$(141,000)

(e)                    Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR           American Depositary Receipts

GDR          Global Depositary Receipts

NVDR    Non-Voting Depositary Receipts

PJSC       Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	4,383,893	—	604	4,384,497

See the Portfolio of Investments for all investment classifications not indicated in the table.

Fair Value Measurements (continued)

Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 3 ($)	Level 1 ($)	Level 3 ($)
15,914	—	—	15,914

Transfers between Level 1 and Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 1 and 2 during the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

COMMON STOCKS - 99.9%
Consumer Goods - 80.5%
Aditya Birla Fashion and Retail, Ltd.(a)	197,813	402,359
Bajaj Auto, Ltd.	99,808	3,870,850
Bosch, Ltd.	12,866	3,990,403
Colgate-Palmolive India, Ltd.	211,122	2,813,923
Dabur India, Ltd.	877,170	3,594,885
Emami, Ltd.	88,266	1,237,506
Exide Industries, Ltd.	571,882	1,517,547
GlaxoSmithKline Consumer Healthcare, Ltd.	18,350	1,352,755
Godrej Consumer Products, Ltd.	178,606	3,973,569
Hero MotoCorp, Ltd.	82,595	3,703,997
Hindustan Unilever, Ltd.	273,372	3,328,436
ITC, Ltd.	1,084,401	3,860,992
Marico, Ltd.	728,615	2,796,048
Maruti Suzuki India, Ltd.	63,797	5,000,314
Motherson Sumi Systems, Ltd.	698,395	3,359,232
MRF, Ltd.	3,967	2,858,534
Nestle India, Ltd.	44,847	3,983,401
Page Industries, Ltd.	5,989	1,204,577
Procter & Gamble Hygiene & Health Care, Ltd.	15,098	1,575,880
Rajesh Exports, Ltd.	86,281	586,309
Titan Co., Ltd.	507,294	2,442,665
TVS Motor Co., Ltd.	301,621	1,602,098
United Breweries, Ltd.	101,122	1,161,480
United Spirits, Ltd.(a)	89,435	2,560,105
Welspun India, Ltd.	422,089	415,745
Total		63,193,610
Consumer Services - 6.1%
Sun TV Network, Ltd.	117,605	853,230
Zee Entertainment Enterprises, Ltd.	581,863	3,884,088
Total		4,737,318
Industrials - 13.3%
Bharat Forge, Ltd.	191,895	2,563,171
Mahindra & Mahindra, Ltd.	190,282	3,321,454
Tata Motors, Ltd.	655,746	4,560,367
Total		10,444,992
Total Investments
(Cost: $74,479,998)(b)		78,375,920(c)
Other Assets & Liabilities, Net		89,451
Net Assets		78,465,371

Notes to Portfolio of Investments

(a)                    Non-income producing security.

(b)                    At December 31, 2016, the cost of securities for federal income tax purposes was approximately $74,480,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,698,000
Unrealized Depreciation	(3,802,000)
Net Unrealized Appreciation	$3,896,000

 (c)                Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	78,375,920	—	—	78,375,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Infrastructure ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

COMMON STOCKS - 99.9%
Basic Materials - 13.7%
JSW Steel, Ltd.	64,340	1,542,851
NMDC, Ltd.	520,103	945,642
Vedanta, Ltd.	694,931	2,213,192
Total		4,701,685
Consumer Goods - 5.1%
Aditya Birla Nuvo, Ltd.	36,621	691,304
Cummins India, Ltd.	89,135	1,075,281
Total		1,766,585
Financials - 1.4%
DLF, Ltd.	293,855	482,326
Industrials - 44.2%
ACC, Ltd.	61,248	1,201,181
Adani Ports and Special Economic Zone, Ltd.	451,245	1,784,835
Ambuja Cements, Ltd.	450,501	1,369,358
Ashok Leyland, Ltd.	902,989	1,065,705
Bharat Heavy Electricals, Ltd.	592,982	1,058,928
Container Corp. of India, Ltd.	55,267	903,921
Eicher Motors, Ltd.	5,358	1,721,243
Havells India, Ltd.	135,610	683,844
Larsen & Toubro, Ltd.	80,931	1,608,723
NBCC India, Ltd.	39,348	138,533
Shree Cement, Ltd.	5,273	1,144,677
Siemens, Ltd.	58,439	957,910
UltraTech Cement, Ltd.	31,067	1,487,755
Total		15,126,613
Oil & Gas - 5.8%
GAIL India, Ltd.	304,920	1,973,197
Telecommunications - 14.1%
Bharti Airtel, Ltd.	381,338	1,717,341
Bharti Infratel, Ltd.	349,641	1,769,327
Idea Cellular, Ltd.	818,895	894,667
Tata Communications, Ltd.	46,714	431,969
Total		4,813,304
Utilities - 15.6%
JSW Energy, Ltd.	198,009	177,528
NTPC, Ltd.	773,482	1,877,577
Petronet LNG, Ltd.	196,818	1,065,578
Reliance Infrastructure, Ltd.	89,029	612,853
Reliance Power, Ltd.(a)	460,377	279,469
Tata Power Co., Ltd.	1,186,865	1,327,288
Total		5,340,293
Total Investments
(Cost: $32,060,990)(b)		34,204,003(c)
Other Assets & Liabilities, Net		23,343
Net Assets		34,227,346

Notes to Portfolio of Investments

(a)                    Non-income producing security.

(b)                    At December 31, 2016, the cost of securities for federal income tax purposes was approximately $32,061,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,492,000
Unrealized Depreciation	(2,349,000)
Net Unrealized Appreciation	$2,143,000

(c)                    Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	34,204,003	—	—	34,204,003

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Small Cap ETF

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

COMMON STOCKS - 99.9%
Basic Materials - 4.9%
Jubilant Life Sciences, Ltd.	46,310	431,372
SRF, Ltd.	19,279	439,281
Total		870,653
Consumer Goods - 16.4%
Apollo Tyres, Ltd.	212,167	578,012
Arvind, Ltd.	94,746	492,715
Balrampur Chini Mills, Ltd.	88,621	163,545
Bata India, Ltd.	42,628	282,889
Ceat, Ltd.	11,423	195,758
Coffee Day Enterprises, Ltd.(a)(b)	25,444	74,323
Delta Corp., Ltd.	71,124	115,274
Godfrey Phillips India, Ltd.	10,241	154,196
JK Tyre & Industries, Ltd.	62,170	103,922
Kaveri Seed Co., Ltd.(a)	18,103	109,279
PC Jeweller, Ltd.	19,308	112,656
Tata Global Beverages, Ltd.	291,888	524,684
Total		2,907,253
Consumer Services - 4.3%
Cox & Kings, Ltd.	57,283	151,669
Jet Airways India, Ltd.(a)	20,023	102,549
Jubilant Foodworks, Ltd.	23,703	298,060
TV18 Broadcast, Ltd.(a)	383,087	205,457
Total		757,735
Financials - 24.0%
Allahabad Bank(a)	157,795	139,963
Andhra Bank	165,684	115,835
Bank of India(a)	170,983	270,192
Bharat Financial Inclusion, Ltd.(a)	74,265	643,294
DCB Bank, Ltd.(a)	137,296	218,375
Dewan Housing Finance Corp., Ltd.	92,344	331,510
Federal Bank, Ltd.	1,051,778	1,035,971
Housing Development & Infrastructure, Ltd.(a)	179,787	158,675
IFCI, Ltd.	521,050	208,819
Indiabulls Real Estate, Ltd.(a)	123,377	129,521
Karnataka Bank, Ltd. (The)	191,061	315,432
Manappuram Finance, Ltd.	253,540	251,411
Oriental Bank of Commerce	80,693	126,027
Syndicate Bank(a)	143,592	130,221
UCO Bank(a)	206,054	101,403
Unitech, Ltd.(a)	1,282,793	75,603
Total		4,252,252
Health Care - 6.4%
Dishman Pharmaceuticals & Chemicals, Ltd.	43,922	140,043
Fortis Healthcare, Ltd.(a)	69,104	184,138
Granules India, Ltd.	74,981	119,371
Ipca Laboratories, Ltd.(a)	39,821	312,754
Marksans Pharma, Ltd.	146,069	85,765
Sun Pharma Advanced Research Co., Ltd.(a)	47,081	211,438
Suven Life Sciences, Ltd.	34,038	86,712
Total		1,140,221

Issuer	Shares	Value ($)

COMMON STOCKS (continued)
Industrials - 27.6%
Adani Enterprises, Ltd.	166,430	187,715
BEML, Ltd.	13,498	199,000
Century Textiles & Industries, Ltd.	29,256	343,856
Crompton Greaves, Ltd.(a)	835,377	729,893
Engineers India, Ltd.	145,546	323,817
Escorts, Ltd.	39,244	171,559
Gujarat Pipavav Port, Ltd.	172,900	334,998
Hindustan Construction Co., Ltd.(a)	325,772	190,558
India Cements, Ltd.	126,823	217,881
IRB Infrastructure Developers, Ltd.	104,933	303,033
Jain Irrigation Systems, Ltd.	207,690	269,596
Jaiprakash Associates, Ltd.(a)	1,039,610	123,307
NCC, Ltd.	210,580	250,077
NIIT, Ltd.(a)	71,415	84,389
Reliance Defence and Engineering, Ltd.(a)	88,642	71,964
Sintex Industries, Ltd.	253,302	279,912
Voltas, Ltd.	156,816	758,433
VRL Logistics, Ltd.	14,792	56,339
Total		4,896,327
Oil & Gas - 3.4%
Chennai Petroleum Corp., Ltd.	34,345	138,604
Suzlon Energy, Ltd.(a)	1,872,637	380,763
Tide Water Oil Co. India, Ltd.	969	79,781
Total		599,148
Technology - 6.2%
Hexaware Technologies, Ltd.	61,011	186,170
Himachal Futuristic Communications, Ltd.(a)	382,835	70,791
Intellect Design Arena, Ltd.(a)	41,779	85,996
Just Dial, Ltd.(a)	17,287	86,333
KPIT Technologies, Ltd.	85,425	169,101
NIIT Technologies, Ltd.	28,297	177,070
Polaris Consulting & Services, Ltd.(a)	33,262	74,125
Tata Elxsi, Ltd.	12,085	250,211
Total		1,099,797
Utilities - 6.7%
Adani Power, Ltd.(a)	756,116	334,776
CESC, Ltd.	40,450	380,541
GMR Infrastructure, Ltd.(a)	1,633,769	285,254
PTC India, Ltd.	174,856	189,232
Total		1,189,803
Total Investments
(Cost: $18,550,784)(c)		17,713,189(d)
Other Assets & Liabilities, Net		14,745
Net Assets		17,727,934

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)             Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2016, the value of this security amounted to $74,323, or 0.42% of net assets.

(c)             At December 31, 2016, the cost of securities for federal income tax purposes was approximately $18,551,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,575,000
Unrealized Depreciation	(3,413,000)
Net Unrealized Depreciation	$(838,000)

(d)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	17,713,189	—	—	17,713,189

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 21, 2017